Nonmonetary Transactions - Additional Information (Detail)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 Advertising Barter Transaction One [Member] USD ($) Sheet	Dec. 31, 2013 Advertising Barter Transaction One [Member]	Aug. 31, 2013 Advertising Barter Transaction Two [Member] USD ($)	Dec. 31, 2013 Advertising Barter Transaction Two [Member] USD ($)	Dec. 31, 2013 Advertising Barter Transaction Three [Member] USD ($)
Nonmonetary Transaction [Line Items]
Nonmonetary transaction, agreement period	2 months	2 months	3 years		2 months
Number of sheets of coupons for spring and summer shoes	1,077	1,077
Average market unit price of Spring & Summer shoes	2,150	2,150
Number of sheets of coupons for autumn and winter shoes	375	375
Average market unit price of Autumn & Winter shoes	2,650	2,650
Nonmonetary transaction, total amount	$ 534,000		$ 492,000		$ 492,000
Nonmonetary transaction revenue recognized	504,000				457,000
Capitalized barter credits	542,000
Nonmonetary transaction, gain loss recognized on transfer	0			0	0
Nonmonetary transaction description	The Company entered into an advertising agreement with a shoe manufacturing enterprise to release the advertisement of its products in 42 LCD screens for 2 months with the frequency of 120 times a day.	The Company entered into an advertising agreement with a shoe manufacturing enterprise to release the advertisement of its products in 42 LCD screens for 2 months with the frequency of 120 times a day.	In August 2013 the Company appointed a local communication company (the “Communication Company”) for the approval service of an additional 54 LCD advertising locations concession	In August 2013 the Company appointed a local communication company (the “Communication Company”) for the approval service of an additional 54 LCD advertising locations concession	The Company entered into an agreement to release the advertisement in 99 LCD screens in 20 malls for two months with the frequency of 360 times a day.
Cost of approval service			492,000
Capitalized approval costs			492,000
Capitalized approval costs, amortization period				4 months
Capitalized approval costs, amortized to cost of sales				58,000
Period of right to use LED advertising screen					5 years
Amortized period of right to use LED advertising screen					1 month
LED use right amortized to cost of sales					$ 8,000